Supplement dated August 1, 2018
to the

Summary Prospectus dated January 31, 2018,
 as previously supplemented, of the
ETFMG Prime Mobile Payments ETF (IPAY)
ETFMG Prime Cyber Security ETF (HACK)
ETFMG Prime Junior Silver ETF (SILJ)
ETFMG Drone Economy Strategy ETF (IFLY)
ETFMG Video Game Tech ETF (GAMR)
BlueStar Israel Technology ETF (ITEQ)
Etho Climate Leadership U.S. ETF (ETHO)
Summary Prospectus dated December 26, 2017, as previously supplemented, of the ETFMG Alternative Harvest ETF (MJ)
Summary Prospectus dated September 28, 2017, as previously supplemented, of the AI Powered Equity ETF (AIEQ)
Summary Prospectus dated June 8, 2018 of the Rogers AI Global Macro ETF (BIKR)
 (each, a “Fund”, and collectively, the “Funds”)

Effective August 1, 2018, Ning Shen, CFA, FRM, Portfolio Manager of ETF Managers Group LLC, the Funds’ investment adviser (the “Adviser”), has been added as a portfolio manager for the Funds.

Also effective August 1, 2018, James B. Francis, CFA, a portfolio manager of the Funds, has replaced Samuel R. Masucci, III as Chief Investment Officer of the Adviser. References in each Summary Prospectus to Mr. Masucci as the Adviser’s Chief Investment Officer should be disregarded.

As a result of the above changes, effective August 1, 2018, each Fund’s portfolio management team is as follows:

Samuel R. Masucci, III, Chief Executive Officer of the Adviser
James B. Francis, CFA, Chief Investment Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Ning Shen, CFA, FRM, Portfolio Manager of the Adviser

Please retain this Supplement with your Summary Prospectus.

Supplement dated August 1, 2018
to the

Prospectus and Statement of Additional Information
(“SAI”) each dated January 31, 2018,
 as previously supplemented, of the
ETFMG Prime Mobile Payments ETF (IPAY)
ETFMG Prime Cyber Security ETF (HACK)
ETFMG Prime Junior Silver ETF (SILJ)
ETFMG Drone Economy Strategy ETF (IFLY)
ETFMG Video Game Tech ETF (GAMR)
BlueStar Israel Technology ETF (ITEQ)
Etho Climate Leadership U.S. ETF (ETHO)
Prospectus and SAI each dated December 26, 2017, as previously supplemented, of the ETFMG Alternative Harvest ETF (MJ)
Prospectus and SAI each dated September 28, 2017, as previously supplemented, of the AI Powered Equity ETF (AIEQ)
Prospectus and SAI each dated June 8, 2018 of the Rogers AI Global Macro ETF (BIKR)

each a series of ETF Managers Trust
(each, a “Fund”, and collectively, the “Funds”)

Effective August 1, 2018, Ning Shen, CFA, FRM, Portfolio Manager of ETF Managers Group LLC, the Funds’ investment adviser (the “Adviser”), has been added as a portfolio manager for the Funds.

Also effective August 1, 2018, James B. Francis, CFA, a portfolio manager of the Funds, has replaced Samuel R. Masucci, III as Chief Investment Officer of the Adviser. References in each Summary Prospectus to Mr. Masucci as the Adviser’s Chief Investment Officer should be disregarded.

As a result of the above changes, effective August 1, 2018, each Fund’s portfolio management team is as follows:

Samuel R. Masucci, III, Chief Executive Officer of the Adviser
James B. Francis, CFA, Chief Investment Officer of the Adviser
Devin Ryder, Portfolio Manager of the Adviser
Ning Shen, CFA, FRM, Portfolio Manager of the Adviser

The “Portfolio Managers” section of each Prospectus has been supplemented with the following:

Ning Shen, CFA, FRM, started her career in the financial industry in 2009 at Citigroup as a salesperson on Fixed Income indexes and Analytics, and she moved on to Fixed Income fund management at Lord Abbett in 2013 responsible for Fixed Income funds analytics and risk monitoring.  Ms. Shen joined Axioma, Inc. in the end of 2015 and held responsibilities as a multi-asset class risk solution product manager.  Ms. Shen is a Chartered Financial Analyst and Financial Risk Manager and she holds a M.S. in Applied Economics and Management from Cornell University and Dual B.S. degrees in Economics and Physics from Peking University.

The “Portfolio Managers” section of each SAI has been supplemented with the following:

Portfolio Manager Compensation. Ms. Shen’s compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of August 1, 2018, Ms. Shen did not own any shares of the Funds.

Other Accounts. As of July 31, 2018, Ms. Shen did not manage any accounts for the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.